Other operating income and expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Sales of carbon credits	$ 4,349	$ 17,621
Transition services to Polestar Times Technology	3,132	16,285
Sales of plant operation services to a related party	0	1,661
Other operating income	5,318	5,520
Total other operating income	12,799	41,087	[1]
Restructuring costs	44,247	13,629
Property tax and other state and local tax expenses	994	1,235
Transition services to Polestar Times Technology	0	947
Other operating expenses	5,297	4,522
Total other operating expense	$ 50,538	$ 20,333

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and judgements).